Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

27.Subsequent events

Dividends

On January 3, 2014 the Company paid the 2013 cash dividend installment that was pending of payment at year-end disclosed in Note 22 amounting to $12,509.

On March 7, 2014, the Company announced a dividend distribution to its shareholders amounting to $50,036, with respect to its results of operations for the fiscal year 2013, which will be paid in four equal installments of $12,509 each; on April 1, 2014;  July 1, 2014;  October 1, 2014 and January 2, 2015.

Short-term and long-term debt

On January 6, 2014, the Company entered into a loan agreement with Itaú Unibanco S.A. amounting to $25,000. This loan matures on May 6, 2014 and accrues interest at an annual rate of 2.75%.

On January 10, 2014, the Company paid interests related to 2016 Notes amounting to $14,548.

On February 12, 2014, the Company entered into a loan agreement with Itaú Unibanco S.A. amounting to $4,000. This loan matures on March 13, 2014 and accrues interest at an annual rate of 2.25%.

Venezuelan operations

On January 23, 2014, effective on January 24, 2014, the government of Venezuela announced the creation of a new institution governing exchange rate control called the Foreign Trade Center (CENCOEX), which will gradually take over all the attributes and responsibilities of the Currency Administration Commission (CADIVI). Based on announcements made by the Venezuelan government, there would only be access to U.S. dollars at a rate of 6.30 VEF per U.S. dollar for the food and others industries deemed a priority, which as of today have not been fully defined. Imports of other products could be included in SICAD auctions depending on the related industry.

On the other hand, Exchange Agreement Nº25 issued on January 23, 2014, establishes that payments related to foreign investments and royalties, among others, will be made at the SICAD exchange rate. However, there are still uncertainties about the liquidity of the SICAD program and the Company’s access to U.S. dollars through this mechanism. The most recent transactions executed through SICAD auctions have been at an exchange rate ranging from 11.0 to 11.8 VEF per US dollar.

As a result of these announcements, the Company will reassess the exchange rate used for remeasurement purposes at the date of the 2014 first quarter financial statements based on any new available information. Should the Company conclude that the SICAD rate is the most appropriate rate the Company would record a foreign exchange loss in its income statement related to the remeasurement of the net monetary asset position held in VEF. At December 31, 2013, using the official exchange rate of VEF 6.30 per U.S. dollar, the Company’s net monetary asset position was $24.0 (including $44.2 of cash and cash equivalents).

As part of the January 2014 announcements, the Venezuelan government also issued a new regulation, establishing a maximum profit margin for companies and maximum prices for certain goods and services. At this time, it is unclear how these new regulations might affect the Company’s operations in Venezuela. The Company continues to closely monitor developments in this dynamic environment.

27.Subsequent events (continued)

Venezuelan operations (continued)

On February 19, 2014, the Venezuelan government issued a new decree which would allow the purchase of foreign exchange currencies, through authorized foreign exchange operators, offered by individuals and companies, the Central Bank of Venezuela and other public entities authorized by the Ministry of Finance. The purchase/sale of foreign currency through this mechanism would be regulated by “Foreign Exchange Agreements” to be issued by the Venezuelan government. At the date of issuance of these financial statements, the regulation that should establish the details of how such mechanism would work has not yet been issued.

Exchange market developments in 2014 in Argentina

During January 2014 the Argentinean local currency depreciated against the U.S. dollar by approximately 23%, from 6.52 Argentinean Pesos per U.S. dollar as of December 31, 2013 to 8.02 Argentinean Pesos per U.S. dollar as of January 31, 2014. Had the abovementioned devaluation occurred on December 31, 2013, the reported net assets would have decreased approximately by $13.5 million, impacting the “Accumulated other comprehensive losses” component of shareholders’ equity for $15.7 million and recognizing a foreign exchange gain for $2.2 million.